Rotable spare parts, furniture and equipment, net - Net carrying value (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		$ 7,281,157	$ 7,385,334	$ 454,602	$ 9,357,304
Capitalized borrowing costs	$ 143,966	384,038	456,313
Disposals of capitalized borrowing costs	$ 84,273	401,862
Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		1,737,883	1,540,788		2,631,817
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		4,920,126	4,507,770		5,224,632
Finance pre-delivery payments of aircraft
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		465,913	733,250		862,728
Aircraft Spare engines
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		47,039			7,859
Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		53,545	474,240		545,941
Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		27,016	40,950		25,640
Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		7,819	13,071		4,120
Workshop tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		3,329	4,852		1,148
Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		7,675	9,012		5,954
Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		5,765	5,777		4,596
Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		12,933	10,209		14,436
Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		7,323	9,634		8,184
Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		3,104	2,121		2,342
Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		31,726	$ 36,660		25,766
Allowance for obsolescence
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		3,000
Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		12,152,595			13,610,685
Gross value | Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		5,092,049			5,328,605
Gross value | Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		4,920,126			5,224,632
Gross value | Finance pre-delivery payments of aircraft
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		1,689,473			2,193,686
Gross value | Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		53,545			545,941
Gross value | Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		175,407			153,485
Gross value | Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		49,945			28,813
Gross value | Workshop tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		27,727			8,664
Gross value | Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		20,448			11,011
Gross value | Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		14,803			12,049
Gross value | Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		20,574			22,679
Gross value | Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		15,247			11,542
Gross value | Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		9,216			9,216
Gross value | Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		67,035			60,362
Gross value | Allowance for obsolescence
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		3,000
Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(4,871,438)			(4,253,381)
Accumulated depreciation / amortization | Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(3,354,166)			(2,696,788)
Accumulated depreciation / amortization | Finance pre-delivery payments of aircraft
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(1,223,560)			(1,330,958)
Accumulated depreciation / amortization | Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(148,391)			(127,845)
Accumulated depreciation / amortization | Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(42,126)			(24,693)
Accumulated depreciation / amortization | Workshop tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(24,398)			(7,516)
Accumulated depreciation / amortization | Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(12,773)			(5,057)
Accumulated depreciation / amortization | Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(9,038)			(7,453)
Accumulated depreciation / amortization | Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(7,641)			(8,243)
Accumulated depreciation / amortization | Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(7,924)			(3,358)
Accumulated depreciation / amortization | Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		(6,112)			(6,874)
Accumulated depreciation / amortization | Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net (Note 12)		$ (35,309)			$ (34,596)